Operating leases - Narrative (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total lease cost	$ 8,335,000	$ 24,887,000
Costs related to variable lease payments	0	0
Operating right-of-use assets	107,681,000	107,681,000
Operating lease liabilities	107,517,000	107,517,000
Right-of-use assets obtained in exchange for lease obligations	$ 7,500,000	$ 25,400,000
Weighted average remaining lease term (in years)	5 years 5 months 19 days	5 years 5 months 19 days
Weighted average discount rate	2.98%	2.98%
Other liabilities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	$ 28,100,000	$ 28,100,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating right-of-use assets			$ 106,500,000
Operating lease liabilities			$ 106,500,000
Selling, general and administration costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total lease cost		23,000,000.0
Direct costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total lease cost		$ 1,900,000